Lines of Credit and Debt (Schedule of Total Debt Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2012	Aug. 31, 2004
Debt Instrument [Line Items]
Total long-term debt	$ 1,059,587	$ 1,172,079
Less current portion	0	131,119
Long-term portion	1,059,587	1,040,960
Other notes payable bearing interest up to 6.28%
Debt Instrument [Line Items]
Total long-term debt	$ 0	$ 668
Stated interest rate	6.28%	6.28%
Senior unsecured notes | 3.19% Series A Senior Notes due October 16, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 73,994	$ 73,645
Stated interest rate	3.19%	3.19%	3.19%
Senior unsecured notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Total long-term debt	$ 303,991	$ 302,648
Stated interest rate	3.75%	3.75%	3.75%
Senior unsecured notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Total long-term debt	$ 27,000	$ 27,000
Stated interest rate	3.90%	3.90%	3.90%
Senior unsecured notes | 0.375% Senior Unsecured Cash Convertible Notes due 2019
Debt Instrument [Line Items]
Total long-term debt	$ 396,198	$ 386,332
Stated interest rate	0.375%	0.375%
Senior unsecured notes | 0.875% Senior Unsecured Cash Convertible Notes due 2021
Debt Instrument [Line Items]
Total long-term debt	$ 258,404	$ 251,335
Stated interest rate	0.875%	0.875%
QIAGEN Finance | Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024
Debt Instrument [Line Items]
Effective interest rate	1.80%	1.80%		1.80%
Total long-term debt	$ 0	$ 130,451
Stated interest rate				1.50%